CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current Assets
Cash and cash equivalents	$ 154,154	$ 256,624
Advances receivable and prepaid expenses	345,193	236,667
Due from related parties	285,074	26,474
Total Current Assets	784,421	519,765
Non-Current Assets
Property, plant and equipment	1,269,434	527,904
Exploration and evaluation assets	38,271,725	31,623,192
Intangible assets	0	1
Total Non-Current Assets	39,541,159	32,151,097
Total Assets	40,325,580	32,670,862
Current Liabilities
Accounts payable	1,488,379	715,452
Accrued liabilities	83,663	221,634
Due to related parties	67,477	284,920
Employee retention allowance	184,951	184,159
Lease obligation - current portion	138,684	188,370
Loans - current portion	0	11,650
Current Liabilities	1,963,154	1,606,185
Lease obligation - long-term portion	0	159,874
Loans - long-term portion	27,602	26,501
Total Liabilities	1,990,756	1,792,560
Shareholders' Equity
Share capital	94,480,512	85,147,700
Reserves	10,787,553	8,940,059
Deficit	(66,933,241)	(63,209,457)
Total Shareholders' Equity	38,334,824	30,878,302
Total Liabilities and Shareholders' Equity	$ 40,325,580	$ 32,670,862